May 4, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Global Fund, Inc. (“Registrant”)
File No. 033-50208 and No. 811-07062

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Act”), that:

(1) The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in post-effective amendment No. 34 to Registrant’s registration statement, the most recent post-effective amendment filed with the Commission; and

(2) The text of post-effective amendment No. 34 was filed electronically with the Commission.

Very truly yours,

/s/ Catherine L. Henning

Catherine L. Henning
Secretary